Convertible Preferred Shares - Summary of Fair Value of Warrants under Black-Scholes Pricing Model (Detail)	12 Months Ended
	Dec. 31, 2010
Fair Value Assumptions And Methodology For Assets And Liabilities [Abstract]
Expected volatility (%)	43.55%	[1]
Expected dividend yield (%)	0.00%	[2]
Expected term (years)	6 months	[3]
Risk-free interest rate (per annum) (%)	1.162%	[4]

[1]	The expected volatility was estimated based on the historical volatility of comparable companies in the period equal to average time to expiration.
[2]	The expected dividends are considered to be zero because the Company has no history or expectation of paying dividends on its ordinary shares.
[3]	The expected term was determined based on the period between the valuation date and the expiration date as the warrants are transferable.
[4]	The risk-free interest rates are based on the yield of government securities with similar time duration as the expected term.